FAIR VALUE MEASUREMENT (Details) - Investee D - Level 3 - Recurring basis ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs
Fair value at beginning of the year		¥ 0	¥ 3,973
Other than temporary impairment		(3,973)	(3,973)
Fair value at end of the year	$ 0	¥ 0	¥ 0